Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	YCG Funds
Entity Central Index Key	0001558372
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
YCG Enhanced Fund
Shareholder Report [Line Items]
Fund Name	YCG Enhanced Fund
Class Name	YCG Enhanced Fund
Trading Symbol	YCGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the YCG Enhanced Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://ycgfunds.com/how-to-invest/. You can also request this information by contacting us at 1-855-444-9243.
Additional Information Phone Number	1-855-444-9243
Additional Information Website	https://ycgfunds.com/how-to-invest/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YCG Enhanced Fund	$130	1.19%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended November 30, 2024, the YCG Enhanced Fund (the “Fund”) achieved a total net return of 19.18%. During the same time period, the S&P 500 Index had a total return of 33.89%, and the S&P Global Broad Market Index had a total return of 26.26%.
WHAT FACTORS INFLUENCED PERFORMANCE
Although the Fund had a positive double digit return for the period, in aggregate the portfolio’s holdings in the Information Technology, Consumer Staples, Consumer Discretionary, Financials, Industrials and Communication Services each had a negative contribution to performance relative to the S&P 500 Index.

Top Contributors
↑	Amazon.com, Inc.
↑	Moody’s Corp.
↑	CBRE Group, Inc.
↑	MasterCard, Inc.
↑	Copart, Inc.

Top Detractors
↓	The Estee Lauder Companies, Inc.
↓	L’Oreal SA
↓	NIKE, Inc.
↓	Adobe, Inc.
↓	LVMH Moet Hennessy Louis Vuitton SE
PERFORMANCE
In our Annual and Semi-Annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports and fund holdings. We also produce a Manager Commentary which is a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Fund’s website at  https://ycgfunds.com/how-to-invest/ or by calling 1-855-444-9243.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
YCG Enhanced Fund	19.18	12.41	12.24
S&P 500 TR	33.89	15.77	13.35
S&P Global BMI TR	26.26	11.31	9.51

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://ycgfunds.com/how-to-invest/ for more recent performance information. Visit https://ycgfunds.com/how-to-invest/ for more recent performance information.
Net Assets	$ 593,776,733
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 5,554,751
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$593,776,733
Number of Holdings	67
Net Advisory Fee	$5,554,751
Portfolio Turnover	8%

Holdings [Text Block]

Top Sectors	(%)**
Financials	32.6%
Industrials	22.3%
Information Technology	16.2%
Consumer Discretionary	12.9%
Real Estate	4.8%
Consumer Staples	4.8%
Communication Services	2.5%
Cash & Other	3.9%

Top Holdings	(%)
Microsoft Corp.	6.9%
Moody’s Corp.	6.3%
MasterCard, Inc. - Class A	6.2%
Copart, Inc.	5.2%
Amazon.com, Inc.	4.9%
MSCI, Inc.	4.3%
Verisk Analytics, Inc.	4.2%
Hermes International	4.2%
Waste Management, Inc.	4.1%
Aon PLC - Class A	4.0%

Top Countries	(%)
United States	83.2%
France	7.5%
Canada	5.1%
Ireland	4.1%
Netherlands	1.7%
Cash & Other	-1.6%
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Updated Prospectus Web Address	https://ycgfunds.com/how-to-invest/

[1]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.